Material accounting policies - Schedule of Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Ballard Motive Solutions
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Guangzhou Ballard Power Systems Co., Ltd.
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ballard Power Systems Europe A/S
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ballard Hong Kong Ltd.
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ballard US Inc.
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ballard Services Inc.
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ballard Fuel Cell Systems Inc.
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ballard Power Corporation
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%